Defined contribution plan (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Defined contribution plan (Textual)
Defined contribution plan, employer contribution percentage	30.50%		30.50%
Defined contribution plan, employer contribution amount	$ 991,124	$ 444,819	$ 719,873	$ 883,118